Expense Example - StrategicAdvisersFidelityEmergingMarketsFund-PRO - StrategicAdvisersFidelityEmergingMarketsFund-PRO - Strategic Advisers Fidelity Emerging Markets Fund - Strategic Advisers Fidelity Emerging Markets Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 39
3 years	141
5 years	291
10 years	$ 729